Biological assets and inventory (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Schedule of Changes in Carrying Amount of Biological Assets

The Company's biological assets consist of cannabis plants. The changes in the carrying amounts of the biological assets are as follows:

	2018 (Note 6)	2017 (Note 6)
Biological assets - beginning of year	$3,722	$1,795
Capitalization of production costs	7,145	3,983
Unrealized change in fair value of biological assets	11,568	7,637
Transferred to inventory upon harvest	(13,361)	(9,693)
Biological assets - end of year	$9,074	$3,722

Schedule of Biological Inventory

Inventory as at December 31, 2018 consisted of the following:

	2018		2017
	kg	$	kg	$
Dry cannabis
Finished goods	187 kg	$972	815 kg	$6,145
Work-in-process	1,789 kg	7,733	243 kg	1,630
		8,705		7,775

Cannabis oils
Finished goods	115 kg	656	18 kg	332
Work-in-process	220 kg	1,250	nil kg	-
		1,906		332

Raw materials	(i)	171	(i)	183
Supplies and consumables		802		126
		$11,584		$8,416

(i)	Raw materials consisted of 0.267 kg (2017 - 0.288 kg) of seeds held by the Company as at December 31, 2018.

Schedule of Direct and Indirect Costs Related to Biological Assets and Inventory

The direct and indirect costs related to biological assets and inventory are allocated as follows. The allocation basis was consistent for the years ended December 31, 2018 and 2017, unless otherwise specified.

Nature of cost	Allocation basis
Consumables (insect control, fertilizers, soil)	100% allocated to production costs; incurred to support plant growth
Labour costs (including salaries and benefits)

Allocated based on job descriptions of various personnel; 30% allocated to processing costs; 40% allocated to production costs; 30% allocated to operating expenses (2017 - 20%; 70%; and 10%; respectively)

Supplies and small tools	80% allocated to production costs; 20% allocated to processing costs
Utilities	Allocated based on estimates of usage, 10% allocated to processing costs; 90% allocated to production costs
Property taxes, depreciation, security	Allocated based on estimates of square footage, 20% allocated to processing costs; 50% allocated to production costs; 30% allocated to operating expenses
Packaging costs	100% allocated to processing costs

Sensitivity Analysis of Impact on Fair Value of Biological Assets

The Company has made the following estimates related to significant inputs in the valuation model:

Significant inputs	Allocation basis
Net selling price per gram	Estimated net selling price per gram of dry cannabis based on historical sales and anticipated prices, after adjustment for excise taxes
Harvest yield per plant	Expected grams of dry cannabis to be harvested from a cannabis plant, based on the weighted average historical yields by plant strain
Stage of growth	Weighted average plant age (in weeks) out of the 16 week growing cycle as of the period end date
Processing costs per gram

Estimated post-harvest costs per gram to bring a gram of harvested cannabis to its saleable condition, including drying, curing, testing and packaging, and overhead allocation; estimated based on post-harvest costs incurred during the period divided by number of grams processed during the period

Selling costs per gram	Estimated shipping, order fulfillment, and labelling costs per gram; calculated as selling costs incurred during the period divided by number of grams sold during the period
Equivalency factor	Estimated grams of dry cannabis required to produce one milliliter of cannabis oil; estimated based on historical results
Mass multipliers	Estimated multiples of crude extract and isolate mass in diluted cannabis oil products

Schedule of Sensitivity Analysis for Impacts on Value of Assets	Significant inputs and sensitivity analyses

The following table quantifies each of the significant unobservable inputs described above and provides a sensitivity analysis of the impact on the reported values of biological assets and inventory. The sensitivity analysis for each significant input is performed by assuming a 5% decrease in the input while other significant inputs remain constant at management's best estimate as of the period end date.

		Increase (decrease) as at December 31, 2018			Increase (decrease) as at December 31, 2017
	As at December 31, 2018	Biological assets	Inventory	As at December 31, 2017	Biological assets	Inventory
Net selling price per gram	$5.58/g	$(673)	$(640)	$8.50/g	$(227)	$(443)
Harvest yield per plant	137 g	(446)	-	182 g	(181)	-
Stage of growth	6 weeks	(446)	-	7 weeks	(181)	-
Processing costs per gram	$1.98/g	175	65	$0.82/g	22	9
Selling costs per gram	$0.43/g	52	50	$0.97/g	227	443
Equivalency factor	0.3 g/mL	(45)	104	0.3 g/mL	(1)	(17)
Mass multipliers	30x - 50x	(5)	(24)	n/a	n/a	n/a